1345004

FORM D

RECEIVED NOV 1 8 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	November 30, 2001
Estimated average burden hours per response	16.00

SEC USE ONLY
[redacted]

05071775

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
AZTEC ENERGY PARTNERS MP PARTNERSHIP UNITS

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
AZTEC ENERGY PARTNERS MP, L.P.

Address of Executive Offices (Number and Street, City State, Zip Code)	Telephone Number (Including Area Code)
11809 HINSON ROAD, SUITE 300, LITTLE ROCK, AR 72212	501 960-5550
Address of Principal Business Operations (Number and Street, City State, Zip Code)	Telephone Number (Including Area Code)
SAME	

Brief Description of Business
Oil and Gas Drilling Partnership

PROCESSED NOV 25 2005 THOMSON FINANCIAL

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 8 Year 0 5 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) N V

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed copy or bear typed or printed signatures.

Filing Fee: There is no federal filing fee.

State:

This Notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form arenot required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested of the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)

AZTEC MP MANAGING GP, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

11809 HINSON ROAD, SUITE 300, LITTLE ROCK, AR 72212

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

JIM SWINK, JR.

Business or Residence Address (Number and Street, City, State, Zip Code)

11809 HINSON ROAD, SUITE 300, LITTLE ROCK, AR 72212

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

DAVID P. CREWS

Business or Residence Address (Number and Street, City, State, Zip Code)

11809 HINSON ROAD, SUITE 300, LITTLE ROCK, AR 72212

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

BARTLY BARNWELL

Business or Residence Address (Number and Street, City, State, Zip Code)

11809 HINSON ROAD, SUITE 300, LITTLE ROCK, AR 72212

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

STEPHEN B. MURCHISON

Business or Residence Address (Number and Street, City, State, Zip Code)

11809 HINSON ROAD, SUITE 300, LITTLE ROCK, AR 72212

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

F. TODD HICKKINGBOTHAM

Business or Residence Address (Number and Street, City, State, Zip Code)

11809 HINSON ROAD, SUITE 300, LITTLE ROCK, AR 72212

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

DONALD SPEARS

Business or Residence Address (Number and Street, City, State, Zip Code)

11809 HINSON ROAD, SUITE 300, LITTLE ROCK, AR 72212

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?............ Yes [ ] No [X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?.. $ 25,000

3. Does the offering permit joint ownership of a single unit? .... Yes [X] No [ ]

4. Enter the information requested for each person who has been or will be paid or given , directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
521 EAST PRESIDENT CLINTON AVENUE, SUITE 800, LITTLE ROCK, ARKANSAS 72201

Name of Associated Broker or Dealer
CREWS & ASSOCIATES

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states).. [ ] All States

AL [ ]	AK [ ]	AZ [ ]	AR [X]	CA [ ]	CO [ ]	CT [ ]	DE [ ]	DC [ ]	FL [ ]	GA [ ]	HI [ ]	ID [ ]
IL [X]	IN [ ]	IA [ ]	KS [X]	KY [ ]	LA [X]	ME [ ]	MD [ ]	MA [ ]	MI [ ]	MN [ ]	MS [ ]	MO [ ]
MT [ ]	NE [ ]	NV [ ]	NH [ ]	NJ [ ]	NM [ ]	NY [ ]	NC [ ]	ND [ ]	OH [ ]	OK [ ]	OR [ ]	PA [ ]
RI [ ]	SC [ ]	SD [ ]	TN [ ]	TX [ ]	UT [ ]	VT [ ]	VA [ ]	WA [ ]	WV [X]	WI [ ]	WY [ ]	PR [ ]

Full Name (Last name first, if individual)
STEPHEN BLAKE MURCHISON

Business or Residence Address (Number and Street, City, State, Zip Code)
501 NORTH UNIVERSITY, LITTLE ROCK, ARKANSAS 72205

Name of Associated Broker or Dealer
R. M. DUNCAN SECURITIES

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states).. [ ] All States

AL [ ]	AK [ ]	AZ [ ]	AR [X]	CA [X]	CO [ ]	CT [ ]	DE [ ]	DC [ ]	FL [X]	GA [ ]	HI [ ]	ID [ ]
IL [ ]	IN [X]	IA [ ]	KS [ ]	KY [X]	LA [ ]	ME [ ]	MD [ ]	MA [ ]	MI [ ]	MN [ ]	MS [ ]	MO [X]
MT [ ]	NE [ ]	NV [ ]	NH [ ]	NJ [ ]	NM [ ]	NY [ ]	NC [ ]	ND [ ]	OH [ ]	OK [ ]	OR [ ]	PA [ ]
RI [ ]	SC [ ]	SD [ ]	TN [ ]	TX [X]	UT [ ]	VT [ ]	VA [ ]	WA [ ]	WV [ ]	WI [ ]	WY [ ]	PR [ ]

Full Name (Last name first, if individual)
JACK BURNEY

Business or Residence Address (Number and Street, City, State, Zip Code)
11300 N. RODNEY PARHAM ROAD, LITTLE ROCK, AR 72212

Name of Associated Broker or Dealer
CALTON & ASSOCIATES

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states).. [ ] All States

AL [ ]	AK [ ]	AZ [ ]	AR [ ]	CA [X]	CO [ ]	CT [ ]	DE [ ]	DC [ ]	FL [X]	GA [ ]	HI [ ]	ID [ ]
IL [ ]	IN [X]	IA [ ]	KS [ ]	KY [ ]	LA [ ]	ME [ ]	MD [ ]	MA [ ]	MI [ ]	MN [ ]	MS [ ]	MO [ ]
MT [ ]	NE [ ]	NV [ ]	NH [ ]	NJ [ ]	NM [ ]	NY [X]	NC [X]	ND [ ]	OH [ ]	OK [ ]	OR [ ]	PA [ ]
RI [ ]	SC [ ]	SD [ ]	TN [ ]	TX [X]	UT [ ]	VT [ ]	VA [ ]	WA [ ]	WV [ ]	WI [ ]	WY [ ]	PR [ ]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$ 15,000,000	$ 7,260,000
Other (Specify)	$	$
Total	$ 15,000,000	$ 7,260,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if the answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	69	$ 7,260,000
Non-accredited Investors	0	$
Total	69	$ 7,260,000

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ 35,000
Accounting Fees	☒	$ 5,000
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☒	$ 750,000
Other Expenses (identify)	☐	$
Total	☒	$ 790,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 14,210,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors & Affiliates		Payments to Others
Salaries and fees	☐	$	☐	$
Purchase of real estate	☐	$	☐	$
Purchase, rental or leasing and installment of machinery and equipment	☐	$	☐	$
Construction or leasing of plant buildings and facilities	☐	$	☐	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$	☐	$
Repayment of indebtedness	☐	$	☐	$
Working capital	☐	$	☐	$
Other (specify): Development Fee to General Partner	■	$ 1,500,000	☐	$
Investment in Oil & Gas Drilling Projects	☐	$	■	$ 12,710,000
Column Totals	☐	$	☐	$
Total Payments Listed (column totals added)		■ $ 14,210,000		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
AZTEC ENERGY PARTNERS MP, L.P.	[signature]	November 11, 2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
JIM SWINK, JR	Manager of General Partner	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ■

See Appendix, Column 5, for state response.

2. The undersigned hereby undertakes to furnish to any state administrator of any state in which this notice if filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice if filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
AZTEC ENERGY PARTNERS MP,L.P.	[signature]	November 11, 2005
Name (Print or Type)	Title of Signer (Print or Type)	
Jim Swink, Jr.	Manager of General Partner	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in State (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL	☐	☐						☐	☐
AK	☐	☐						☐	☐
AZ	☐	☐						☐	☐
AR	☐	☒	Partnership Interest	35	2,875,000			☐	☒
CA	☐	☒	Partnership Interest	3	210,000			☐	☒
CO	☐	☐						☐	☐
CT	☐	☐						☐	☐
DE	☐	☐						☐	☐
DC	☐	☐						☐	☐
FL	☐	☒	Partnership Interest	2	75,000			☐	☒
GA	☐	☐						☐	☐
HI	☐	☐						☐	☐
ID	☐	☐						☐	☐
IL	☐	☒	Partnership Interest	2	230,000			☐	☒
IN	☐	☒	Partnership Interest	2	125,000			☐	☒
IA	☐	☐						☐	☐
KS	☐	☒	Partnership Interest	1	600,000			☐	☒
KY	☐	☒	Partnership Interest	1	50,000			☐	☒
LA	☐	☒	Partnership Interest	2	260,000			☐	☒
ME	☐	☐						☐	☐
MD	☐	☐						☐	☐
MA	☐	☐						☐	☐
MI	☐	☐						☐	☐
MN	☐	☐						☐	☐
MS	☐	☐						☐	☐
MO	☐	☒	Partnership Interest	1	100,000			☐	☒
MT	☐	☐						☐	☐
NE	☐	☐						☐	☐
NV	☐	☐						☐	☐
NH	☐	☐						☐	☐
NJ	☐	☐						☐	☐
NM	☐	☐						☐	☐
NY	☐	☒	Partnership Interest	2	75,000			☐	☒

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in State (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
NC	☐	☐	Partnership Interest	1	25,000			☐	☒
ND	☐	☐						☐	☐
OH	☐	☐						☐	☐
OK	☐	☐						☐	☐
OR	☐	☐						☐	☐
PA	☐	☐						☐	☐
RI	☐	☐						☐	☐
SC	☐	☐						☐	☐
SD	☐	☐						☐	☐
TN	☐	☐	Partnership Interest	3	300,000			☐	☒
TX	☐	☐	Partnership Interest	3	205,000			☐	☒
UT	☐	☐						☐	☐
VT	☐	☐						☐	☐
VA	☐	☐						☐	☐
WA	☐	☐						☐	☐
WV	☐	☐	Partnership Interest	11	2,130,000			☐	☒
WI	☐	☐						☐	☐
WY	☐	☐						☐	☐
PR	☐	☐						☐	☐

Full Name (Last name first, if individual)

JAMES ALGUIRE

Business or Residence Address (Number and Street, City, State, Zip Code)

500 PRESIDENT CLINTON AVE, Suite 215, LITTLE ROCK, AR 72201

Name of Associated Broker or Dealer

STILLPOINT ADVISORS, INC.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual states) .... ☐ All States

AL ☐	AK ☐	AZ ☐	AR ☐	CA ☐	CO ☐	CT ☐	DE ☐	DC ☐	FL ☐	GA ☐	HI ☐	ID ☐
IL ☐	IN ☐	IA ☐	KS ☐	KY ☐	LA ☐	ME ☐	MD ☐	MA ☐	MI ☐	MN ☐	MS ☐	MO ☐
MT ☐	NE ☐	NV ☐	NH ☐	NJ ☐	NM ☐	NY ☐	NC ☐	ND ☐	OH ☐	OK ☐	OR ☐	PA ☐
RI ☐	SC ☐	SD ☐	TN ☐	TX ☐	UT ☐	VT ☐	VA ☐	WA ☐	WV ☐	WI ☐	WY ☐	PR ☐

Full Name (Last name first, if individual)

CHUCK ALLEN

Business or Residence Address (Number and Street, City, State, Zip Code)

11300 N. RODNEY PARHAM ROAD, LITTLE ROCK, AR 72212

Name of Associated Broker or Dealer

CALTON & ASSOCIATES

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual states) .... ☐ All States

AL ☐	AK ☐	AZ ☐	AR ☐	CA ☐	CO ☐	CT ☐	DE ☐	DC ☐	FL ☐	GA ☐	HI ☐	ID ☐
IL ☐	IN ☐	IA ☐	KS ☐	KY ☐	LA ☐	ME ☐	MD ☐	MA ☐	MI ☐	MN ☐	MS ☐	MO ☐
MT ☐	NE ☐	NV ☐	NH ☐	NJ ☐	NM ☐	NY ☐	NC ☐	ND ☐	OH ☐	OK ☐	OR ☐	PA ☐
RI ☐	SC ☐	SD ☐	TN ☐	TX ☐	UT ☐	VT ☐	VA ☐	WA ☐	WV ☐	WI ☐	WY ☐	PR ☐

FORM U-2
UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned, Aztec Energy Partners MP, L.P., a limited partnership organized under the laws of Texas, for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process, or pleading served hereunder be mailed to:

Jim Swink, Jr.
11809 Hinson Road, Suite 300
Little Rock, Arkansas 72212

Place a "✓" before the names of all the States for which the person executing this form is appointing the designated Officer of that State as its attorney in that State for receipt of service of process:

☐ ALABAMA	Secretary of State	☐ MAINE	Administrator, Securities Division
☐ ALASKA	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	☐ MARYLAND	Commissioner of the Division of Securities
		☐ MASSACHUSETTS	Secretary of State
☐ ARIZONA	The Corporation Commission	☐ MICHIGAN	Administrator, Corporation and Securities Bureau, Department of Commerce
■ ARKANSAS	The Securities Commissioner		
■ CALIFORNIA	Commissioner of Corporations	☐ MINNESOTA	Commissioner of Commerce

☐ COLORADO	Securities Commissioner
☐ CONNECTICUT	Banking Commissioner
☐ DELAWARE	Securities Commissioner
☐ DISTRICT OF COLUMBIA	Public Service Commissioner
■ FLORIDA	Department of Banking and Finance
☐ GEORGIA	Commissioner of Securities
☐ GUAM	Administrator, Department of Finance
☐ HAWAII	Commissioner of Securities
☐ IDAHO	Director, Department of Finance
■ ILLINOIS	Secretary of State
■ INDIANA	Secretary of State
☐ IOWA	Commissioner of Insurance
■ KANSAS	Secretary of State
■ KENTUCKY	Director, Division of Securities
■ LOUISIANA	Commissioner of Securities
☐ MISSISSIPPI	Secretary of State
■ MISSOURI	Securities Commissioner
☐ MONTANA	State Auditor and Commissioner of Insurance
☐ NEBRASKA	Director of Banking and Finance
■ NEVADA	Secretary of State
☐ NEW HAMPSHIRE	Secretary of State
☐ NEW JERSEY	Chief, Securities Bureau
☐ NEW MEXICO	Director, Securities Division
■ NEW YORK	Secretary of State
■ NORTH CAROLINA	Secretary of State
☐ NORTH DAKOTA	Securities Commissioner
☐ OHIO	Secretary of State
☐ OREGON	Director, Department of Insurance and Finance
☐ OKLAHOMA	Securities Administrator
*** PENNSYLVANIA	Pennsylvania does not require filing of a Consent to Service of Process.

☐ PUERTO RICO	Commissioner of Financial Institutions	☐ VERMONT	Secretary of State
☐ RHODE ISLAND	Director of Business Regulation	☐ VIRGINIA	Clerk, State Corporation Commission
☐ SOUTH CAROLINA	Secretary of State	☐ WASHINGTON	Director of the Department of Financial Institutions
☐ SOUTH DAKOTA	Secretary of State	■ WEST VIRGINIA	Commissioner of Securities
■ TENNESSEE	Commissioner of Commerce and Insurance	☐ WISCONSIN	Commissioner of Securities
■ TEXAS	Securities Commissioner	☐ WYOMING	Secretary of State
☐ UTAH	Director, Division of Securities		

Dated this 11th day of November, 2005.

Aztec Energy Partners MP, L.P.

By: Aztec MP Managing GP, LLC

By: [signature]
Authorized Co-Manager

ACKNOWLEDGMENT

STATE OF ARKANSAS)

COUNTY OF Pulaski) ss.

On this 11th day of November, 2005, before me, a Notary Public, personally appeared Jim Swink, Jr. known personally to me to be the authorized co-manager of the manager of the manager of the general partner the above named Aztec Energy Partners MP, L.P., a Nevada limited partnership and acknowledged that he, as a manager being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the limited partnership by himself as a representative of the general partner.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

PRICE C. GARDNER NOTARY My Comm. Expires 10-01-12 PUBLIC PULASKI COUNTY, ARK.

NOTARY PUBLIC

My commission expires: 10-1-2012